Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at bank and in hand	£ 1,427	£ 1,762
Short-term deposits	2,847	4,530
Total cash and cash equivalents	£ 4,274	£ 6,292	£ 4,707